Award Timing Disclosure	12 Months Ended
Feb. 01, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company has established processes designed to ensure that the timing of any option grants and other similar awards to executive officers is not influenced by material nonpublic information (“MNPI”). Grants are generally around the issuance of an earnings release and the filing of a Current Report on Form 8-K, a Quarterly Report on Form 10-Q, or an Annual Report on Form 10-K, regardless of any upcoming announcements or events that could impact the Company’s share price.
Our Compensation Committee carefully reviews any potential MNPI before granting options and will delay a grant if necessary to avoid any appearance of impropriety related to the timing of the award. Our
Compensation Committee does not take MNPI into account when determining the timing and terms of option awards. Further, the Company has not timed the disclosure of MNPI to affect the value of executive compensation.
The following table contains information required by Item 402(x)(2) of Regulation S-K about stock options granted to our named executive officers in fiscal year 2024 during the period from four business days before to one business day after the filing of the Company’s Annual Report on Form 10-K, the Company’s Quarterly Report on Form 10-Q, or the Company’s Current Report on Form 8-K that disclosed MNPI.

Named Executive Officer	Grant Date	Number of securities underlying the award (#)	Exercise price of the award ($/Sh)	Grant date fair value of the award ($)	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
Hyon C. Park	4/2/24	62,950	4.51	2.78	(0.2)%
Paula S. Dempsey	4/2/24	62,950	4.51	2.78	(0.2)%

Award Timing Method
Our Compensation Committee carefully reviews any potential MNPI before granting options and will delay a grant if necessary to avoid any appearance of impropriety related to the timing of the award. Our
Compensation Committee does not take MNPI into account when determining the timing and terms of option awards. Further, the Company has not timed the disclosure of MNPI to affect the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company has established processes designed to ensure that the timing of any option grants and other similar awards to executive officers is not influenced by material nonpublic information (“MNPI”). Grants are generally around the issuance of an earnings release and the filing of a Current Report on Form 8-K, a Quarterly Report on Form 10-Q, or an Annual Report on Form 10-K, regardless of any upcoming announcements or events that could impact the Company’s share price.
Paula S. Dempsey [Member]
Awards Close in Time to MNPI Disclosures
Name	Hyon C. Park
Underlying Securities | shares	62,950
Exercise Price | $ / shares	$ 4.51
Fair Value as of Grant Date | $	$ 2.78
Underlying Security Market Price Change	(0.002)
Hyon C. Park [Member]
Awards Close in Time to MNPI Disclosures
Name	Paula S. Dempsey
Underlying Securities | shares	62,950
Exercise Price | $ / shares	$ 4.51
Fair Value as of Grant Date | $	$ 2.78
Underlying Security Market Price Change	(0.002)